Summary of Significant Accounting Policies - Schedule Of Property Plant And Equipment Table (Details)	Sep. 30, 2023	Dec. 31, 2022
Laboratory Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years	3 years
Furniture And Fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years	5 years
Computer And Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years	3 years